Long term debt - Series 1 Debentures (Details) (CAD)	12 Months Ended		0 Months Ended			8 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 28, 2013 Corporate debentures Series 1 Debentures	Aug. 24, 2013 Corporate debentures Series 1 Debentures	Aug. 22, 2013 Corporate debentures Series 1 Debentures	Aug. 20, 2013 Corporate debentures Series 1 Debentures	Apr. 07, 2010 Corporate debentures Series 1 Debentures	Dec. 31, 2013 Corporate debentures Series 1 Debentures On or after April 7, 2014	Dec. 31, 2013 Corporate debentures Series 1 Debentures On or after April 7, 2015	Dec. 31, 2013 Corporate debentures Series 1 Debentures On or after April 7, 2016
Debt Instrument [Line Items]
Face amount of long term debt							225,000,000
Stated interest rate on long term debt							9.125%
Redemption price as a percentage of the principal amount				104.563%				103.042%	101.52%	100.00%
Accrued interest and unpaid interest paid			5,000,000	300,000
Redemption premium upon a change of control							101.00%
Redemption amount of Series 1 Debentures			141,900,000	150,000,000.0	8,100,000
Offer to purchase Series 1 Debentures						170,000,000.0
Loss on debt extinguishment	6,476,000	0	6,500,000